Disposition and Discontinued Operations (Details 1) In Thousands, unless otherwise specified	12 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2010 CNY	Jul. 13, 2010 P3a [Member] USD ($)	Jul. 13, 2010 P3a [Member] CNY	Dec. 31, 2009 P3a [Member] CNY	Dec. 31, 2008 P3a [Member] CNY
Revenue from discontinued operations		$ 17,012	112,277	173,956	465,064
Pretax income (loss)		(29,162)	(192,468)	(25,378)	121,053
Income (loss) from discontinued operations	20,300	$ (199)	(1,314)	(25,378)	121,053